Submission	Jun. 04, 2026
Submission [Line Items]
Central Index Key	0000873303
Registrant Name	Sarepta Therapeutics, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES